Revenues (FY)- Schedule of Revenue by Product Line (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total Revenues	$ 3,675	$ 3,446	$ 8,976	$ 8,855	$ 11,704	$ 11,677	$ 10,726
Building Materials [Member] | Cement [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	1,374	1,332	3,292	3,404	4,481	4,561	4,027
Building Materials [Member] | Aggregates and Other Construction Materials [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	1,567	1,398	3,474	3,305	4,446	4,671	4,276
Building Materials [Member] | Interproduct Revenues [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	(167)	(179)	(413)	(460)	(598)	(668)	(579)
Building Envelope [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	$ 901	$ 895	$ 2,623	$ 2,606	$ 3,375	$ 3,113	$ 3,002